GENERAL (Schedule of Fair Values of the Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Nov. 14, 2016	Mar. 22, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Other receivables and prepaid expenses	$ 2,042	$ 3,734
Goodwill	$ 1,318,242	$ 1,284,710			$ 651,112
inContact [Member]
Business Acquisition [Line Items]
Cash			$ 37,136
Short term investments			26,714
Trade receivables			40,667
Other receivables and prepaid expenses			10,235
Property and equipment			28,554
Identified intangibles			538,000
Goodwill			559,372
Total assets acquired			1,240,678
Trade payables			(16,337)
Accrued expenses and other liabilities			(22,802)
Deferred revenue			(3,967)
Deferred tax liabilities, net			(147,518)
Total liabilities assumed			(190,624)
Net assets acquired			$ 1,050,054
Nexidia [Member]
Business Acquisition [Line Items]
Cash				$ 1,879
Trade receivables				8,300
Other receivables and prepaid expenses				4,892
Property and equipment				2,774
Identified intangibles				63,400
Goodwill				75,647
Total assets acquired				156,892
Trade payables				(1,556)
Accrued expenses and other liabilities				(6,371)
Deferred revenue				(9,341)
Deferred tax liabilities, net				(4,474)
Total liabilities assumed				(21,742)
Net assets acquired				$ 135,150